FAIR VALUE DISCLOSURES - LEVEL 3 INSTRUMENTS FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	$ 0	$ (4)	$ (1)
Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss) for assets still held at period end	0	1	7
Corporate | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	7	8	8
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	0
Sales	(1)	(1)	(1)
Change in estimate	0
Transfers into Level 3			1
Closing Balance	6	7	8
Other comprehensive income (loss) for assets still held at period end			(1)
Commercial mortgage-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	24	31	26
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	1	(4)	(2)
Other comprehensive income (loss)	0	1	8
Purchases	0	0
Sales	(25)	(4)	(1)
Change in estimate	0
Transfers into Level 3			0
Closing Balance	0	24	31
Other comprehensive income (loss) for assets still held at period end	0	1	8
Contingent payment arrangements | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	7	0	0
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	7
Sales	0	0	0
Change in estimate	(3)
Transfers into Level 3			0
Closing Balance	$ 4	$ 7	$ 0